Cover	Mar. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2022
Entity File Number	000-53862
Entity Registrant Name	Clinigence Holdings, Inc.
Entity Central Index Key	0001479681
Entity Tax Identification Number	11-3363609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2455 East Sunrise Blvd.
Entity Address, Address Line Two	Suite 1204
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	(954)
Local Phone Number	449-4703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CLNH
Entity Emerging Growth Company	false